Subsequent events (Details) - USD ($) $ / shares in Units, $ in Thousands	Nov. 07, 2023	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Project debt		$ 4,412,064	$ 4,553,052
Chile PV 2 [Member]
Subsequent Events [Abstract]
Project debt		$ 21,500
Subsequent Events [Member]
Subsequent Events [Abstract]
Dividend declaration date	Nov. 07, 2023
Dividend approved (in dollars per share)	$ 0.445
Dividend approved expected date to be paid	Dec. 15, 2023